Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	2.60894%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,795,263.09

Principal:
Principal Collections	$28,901,998.71
Prepayments in Full	$14,518,691.94
Liquidation Proceeds	$484,153.73
Recoveries	$28,200.61
Sub Total	$43,933,044.99
Collections	$47,728,308.08

Purchase Amounts:
Purchase Amounts Related to Principal	$234,395.81
Purchase Amounts Related to Interest	$1,405.41
Sub Total	$235,801.22

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,964,109.30

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,964,109.30
Servicing Fee	$1,079,768.14	$1,079,768.14	$0.00	$0.00	$46,884,341.16
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,884,341.16
Interest - Class A-2a Notes	$496,059.98	$496,059.98	$0.00	$0.00	$46,388,281.18
Interest - Class A-2b Notes	$365,016.19	$365,016.19	$0.00	$0.00	$46,023,264.99
Interest - Class A-3 Notes	$1,381,957.75	$1,381,957.75	$0.00	$0.00	$44,641,307.24
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$44,298,526.24
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,298,526.24
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$44,170,259.57
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,170,259.57
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$44,080,782.90
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,080,782.90
Regular Principal Payment	$52,380,681.71	$44,080,782.90	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$47,964,109.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$44,080,782.90
Total					$44,080,782.90
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$25,824,678.95	$81.14	$496,059.98	$1.56	$26,320,738.93	$82.70
Class A-2b Notes	$18,256,103.95	$81.14	$365,016.19	$1.62	$18,621,120.14	$82.76
Class A-3 Notes	$0.00	$0.00	$1,381,957.75	$2.53	$1,381,957.75	$2.53
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$44,080,782.90	$27.92	$2,803,558.26	$1.78	$46,884,341.16	$29.70

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$229,834,738.75	0.7221149	$204,010,059.80	0.6409767
Class A-2b Notes	$162,475,858.43	0.7221149	$144,219,754.48	0.6409767
Class A-3 Notes	$547,310,000.00	1.0000000	$547,310,000.00	1.0000000
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$1,148,730,597.18	0.7275742	$1,104,649,814.28	0.6996547

Pool Information
Weighted Average APR	3.410%	3.399%
Weighted Average Remaining Term	50.23	49.39
Number of Receivables Outstanding	53,617	52,545
Pool Balance	$1,295,721,771.73	$1,250,818,098.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,183,417,347.61	$1,142,742,133.52
Pool Factor	0.7498391	0.7238531

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$108,075,965.19
Targeted Overcollateralization Amount	$154,468,183.24
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$146,168,284.43

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		149	$764,432.83
(Recoveries)		18	$28,200.61
Net Loss for Current Collection Period			$736,232.22
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6818%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4481%
Second Prior Collection Period			0.4585%
Prior Collection Period			0.3741%
Current Collection Period			0.6939%
Four Month Average (Current and Prior Three Collection Periods)			0.4936%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1186	$3,194,280.63
(Cumulative Recoveries)			$106,895.90
Cumulative Net Loss for All Collection Periods			$3,087,384.73
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1787%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,693.32
Average Net Loss for Receivables that have experienced a Realized Loss			$2,603.19

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.81%	398	$10,157,956.88
61-90 Days Delinquent	0.13%	52	$1,621,796.02
91-120 Days Delinquent	0.02%	7	$199,086.66
Over 120 Days Delinquent	0.03%	13	$348,593.21
Total Delinquent Receivables	0.99%	470	$12,327,432.77

Repossession Inventory:
Repossessed in the Current Collection Period		36	$956,438.23
Total Repossessed Inventory		49	$1,506,788.21

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0878%
Prior Collection Period			0.1399%
Current Collection Period			0.1370%
Three Month Average			0.1216%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1734%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	9

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer